Debt - Summary of Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Interest expense
Other	$ 1,530	$ 1,506	$ 1,709
Debt issuance costs
Amortization of debt issuance costs	3,200
Original issue discounts	597	241	178
Less capitalized interest	(1,288)	(895)	(474)
Interest expense	71,179	83,205	68,742
Term Loan Agreement [Member]
Interest expense
Interest expense, debt	41,261	52,504	38,285
Debt issuance costs
Amortization of debt issuance costs	4,910	1,980	1,397
2021 Senior Notes [Member]
Interest expense
Interest expense, debt	17,150	25,200	25,200
Debt issuance costs
Amortization of debt issuance costs	880	1,407	1,407
2025 Senior Notes [Member]
Interest expense
Interest expense, debt	3,879
Debt issuance costs
Amortization of debt issuance costs	180
Revolving Credit Facility [Member]
Interest expense
Interest expense, debt	1,654	904	682
Debt issuance costs
Amortization of debt issuance costs	$ 426	$ 358	$ 358